LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Long Term Prepayments Deposits And Other Assets [Abstract]
Summary Of Long-term prepayments, deposits and other assets
Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2024	2023
Other long-term assets	$53,106	$22,327
Less: accumulated amortization	(16,960)	(10,289)

Other long-term assets, net	36,146	12,038
Deferred financing costs, net	8,792	278
Other deposits and other	4,484	5,323
Deposits for acquisition of property and equipment	2,852	931
Long-term prepayments	230	9,217

Long-term prepayments, deposits and other assets	$52,504	$27,787